                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                          ONE SUN LIFE EXECUTIVE PARK
                         WELLESLEY HILLS, MASSACHUSETTS
                                 (617) 237-6030

                                                               November 14, 1996

Dear Contract Owner:

    A special meeting of the stockholders of Sun Growth Variable Annuity Fund, Inc. ("Sun Growth") will be held at the U.S. Headquarters Office of Sun Life Assurance Company of Canada, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, on December 16, 1996 at 9:00 a.m. (local time).

    All of the variable portion of your Sun Life Assurance Company of Canada (U.S.)("Sun Life (U.S.)") Variable Annuity Contract (the "Contract") is invested in shares of Sun Growth. Although you are not a stockholder of Sun Growth, you do have the right to instruct Sun Life (U.S.), the issuer of the Contract, as to the manner in which the number of shares of Sun Growth attributable to your Contract should be voted. Sun Life (U.S.) will follow voting instructions received at least one day prior to the meeting. Shares for which no timely voting instructions are received will be voted by Sun Life (U.S.) in the same proportion as the shares for which instructions are received from persons having such right.

    At the meeting stockholders will be asked to vote upon a proposal to exchange the assets and liabilities of Sun Growth for shares of the Money Market Series of MFS/Sun Life Series Trust (the "Series Trust") and to authorize the dissolution of Sun Growth and the distribution of the Money Market Series shares received by Sun Growth to Sun Growth stockholders. If the proposed transaction is approved and consummated, the exchange will be made on the basis of the value of the assets of Sun Growth transferred and the net asset value of shares of the Money Market Series received in exchange.

    The Board of Directors of Sun Growth believes that the proposed transaction is in the best interests of shareholders of Sun Growth. As set forth in the accompanying combined Prospectus/Proxy Statement, the principal reason for the proposed transaction is to afford the Contract Owners the advantages of economies of scale with respect to expenses that are not available to them through investment in a small fund such as Sun Growth.

    We have enclosed a copy of the Notice of Special Meeting of Stockholders and Prospectus/Proxy Statement dated November 14, 1996 and a form entitled "Voting Instructions." This form should be used to register your vote on the proposal to be acted upon at the meeting.

    Your instructions are important. We urge you to read the accompanying Prospectus/Proxy Statement and attachments carefully and to complete and sign the enclosed voting instructions form and return it as soon as possible in the enclosed postage-paid return envelope so that you will be represented at the meeting.

                                          Sincerely yours,

                                          /s/ John D. McNeil
                                          John D. McNeil
                                          Chairman
                                          Sun Life Assurance Company of Canada
                                          (U.S.)

                     SUN GROWTH VARIABLE ANNUITY FUND, INC.
                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
                                 (617) 237-6030
                   NOTICE OF SPECIAL MEETING OF STOCKHOLDERS

    A Special Meeting of Stockholders of Sun Growth Variable Annuity Fund, Inc. ("Sun Growth") will be held at the U.S. Headquarters Office of Sun Life Assurance Company of Canada, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, on the 16th day of December, 1996 at 9 o'clock in the morning (local time), for the following purposes:

    1. To consider and vote upon a proposal:

        (a) to authorize the transfer of the assets and liabilities of Sun Growth to the Money Market Series of MFS/Sun Life Series Trust (the "Series Trust") in exchange for shares of the Money Market Series, all in accordance with an Agreement and Plan of Reorganization dated October 1, 1996 between Sun Growth and the Series Trust (the "Agreement"), which Agreement is described in and attached to the accompanying Prospectus/Proxy Statement; and

        (b) subject to the consummation of the aforesaid transfer, to authorize the dissolution of Sun Growth and the distribution on a pro rata basis to the stockholders of Sun Growth of all shares of the Money Market Series received by Sun Growth in accordance with the terms of the Agreement.

    2. To transact such other business as may properly come before the meeting and any adjournments thereof.

    THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

    Shareholders of record as of the close of business on the 31st day of October, 1996 are entitled to notice of and to vote at the meeting or at any adjournments thereof.

                                          By Order of the Board of Directors
                                          of Sun Growth Variable Annuity Fund,
                                          Inc.

                                          /s/ Bonnie S. Angus
                                          Bonnie S. Angus
                                          Secretary

Wellesley Hills, Massachusetts
November 14, 1996

                           PROSPECTUS/PROXY STATEMENT
                            DATED NOVEMBER 14, 1996
                          ACQUISITION OF THE ASSETS OF
                     SUN GROWTH VARIABLE ANNUITY FUND, INC.
                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
                                 (617) 237-6030
                        BY AND IN EXCHANGE FOR SHARES OF
                           MFS/SUN LIFE SERIES TRUST
                              500 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000

    This combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by and on behalf of the Board of Directors of Sun Growth Variable Annuity Fund, Inc. ("Sun Growth") to be used at a Special Meeting of Stockholders of Sun Growth (the "Special Meeting") to be held at the U.S. Headquarters Office of Sun Life Assurance Company of Canada, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 on December 16, 1996 at 9:00 a.m. (local time), and at any adjournment thereof, for the purposes set forth in the accompanying Notice of Special Meeting of Stockholders.

    At the Special Meeting, stockholders of Sun Growth will be asked to consider and act upon a proposal (a) to authorize the transfer of the assets and liabilities of Sun Growth to the Money Market Series of MFS/ Sun Life Series Trust (the "Series Trust") in exchange for shares of the Money Market Series, all in accordance with an Agreement and Plan of Reorganization dated October 1, 1996 between Sun Growth and the Series Trust (the "Agreement"); and (b) subject to the consummation of the aforesaid transfer, to authorize the dissolution of Sun Growth and the distribution on a pro rata basis to the stockholders of Sun Growth of all shares of the Money Market Series received by Sun Growth in accordance with the terms of the Agreement. (The transactions contemplated by the Agreement are referred to herein as the "Reorganization"). The Agreement is attached hereto as Exhibit A.

    Stockholders of record at the close of business on October 31, 1996 will be entitled to one vote for each share held. As of October 31, 1996, there were 167,800 shares of common stock of Sun Growth outstanding, all of which were owned of record by Sun Life Assurance Company of Canada (U.S.)("Sun Life (U.S.)") and held in Sun Life of Canada (U.S.) Variable Accounts A and B ("Variable Accounts A and B"), which are separate accounts established to fund benefits under certain individual variable annuity contracts issued by Sun Life (U.S.)(the "Contracts"). Sun Life (U.S.) is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (U.S.) will solicit voting instructions with respect to shares held by Variable Accounts A and B from owners of and payees under the Contracts. All shares of Sun Growth held by Sun Life (U.S.) will be voted. Shares for which voting instructions are received by Sun Life (U.S.) at least one day prior to the Special Meeting from persons having such right will be voted by Sun Life (U.S.) in accordance with such instructions; all other outstanding shares will be voted in the same proportions as the shares for which instructions are received from persons having such right.

    This Prospectus/Proxy Statement sets forth concisely the information about the Series Trust (including the Money Market Series) that stockholders of Sun Growth should know before voting. It should be retained for future reference. The Series Trust Prospectus dated May 1, 1996 accompanies this Prospectus/Proxy Statement as Exhibit B, and is incorporated by reference herein. A Statement of Additional Information, dated November 14, 1996, relating to this Prospectus/Proxy Statement and the Reorganization (the "SAI") and the Series Trust's Statement of Additional Information dated May 1, 1996 (the "Series Trust SAI") have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated by reference into this Prospectus/Proxy Statement. Copies of the SAI and the Series Trust SAI are available upon request and without charge by contacting Cheri M. Lamie, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (800) 225-3950.

    This combined Prospectus/Proxy Statement is expected to be mailed to stockholders of Sun Growth on or about November 14, 1996.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                  PAGE
Summary                                                             4
Risk Factors                                                        5
Information About the Reorganization                                5
    Background and Reasons for the Reorganization                   5
    Principal Terms of the Agreement; Description of
     Securities to be Issued                                        6
    Capitalization                                                  7
    Federal Income Tax Consequences                                 8
    Description of Securities to be Issued                          8
    Comparative Information About the Funds                         8
Information About the Series Trust                                  9
Information About Sun Growth                                       10
    Condensed Financial Information                                10
    Investment Objectives, Policies and Restrictions               10
    Management of Sun Growth                                       10
    Portfolio Manager                                              11
    Custodian, Transfer Agent and Dividend Paying Agent            11
    Description of Common Stock                                    11
    Income Dividends and Capital Gain Distributions                11
    Tax Features                                                   11
    Purchase and Redemption of Sun Growth Shares                   12
Available Information                                              12
Voting Information                                                 12
Interest of MFS in the Transaction                                 12
Other Information About the Transaction                            13
Other Matters                                                      13
Exhibits
    EXHIBIT A -- Agreement and Plan of Reorganization dated
     October 1, 1996                                               14
    EXHIBIT B -- Series Trust Prospectus dated May 1, 1996

                                    SUMMARY

    THE FOLLOWING IS A SUMMARY OF CERTAIN INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT. THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, IN THE AGREEMENT AND PLAN OF REORGANIZATION DATED OCTOBER 1, 1996 AND IN THE MFS/SUN LIFE SERIES TRUST PROSPECTUS DATED MAY 1, 1996, COPIES OF WHICH ACCOMPANY THIS PROSPECTUS/PROXY STATEMENT AS EXHIBITS A AND B, RESPECTIVELY, AND IN THE SAI AND THE SERIES TRUST SAI, ALL OF WHICH ARE INCORPORATED BY REFERENCE HEREIN.

    The Agreement calls for the transfer of the assets of Sun Growth to the Money Market Series of the Series Trust in exchange for shares of the Money Market Series and the assumption by the Money Market Series of the liabilities of Sun Growth. Subject to consummation of the exchange, the Agreement calls for the dissolution of Sun Growth and the distribution on a pro rata basis to the stockholders of Sun Growth of all shares of the Money Market Series received by Sun Growth pursuant to the exchange. Following the Reorganization the assets of Sun Growth and the Money Market Series will be combined and the stockholders of Sun Growth will become the owners of shares of the Money Market Series having a net asset value equal to the value of the assets of Sun Growth transferred to the Money Market Series. See "Information About the Reorganization" and the Agreement (Exhibit A).

    Massachusetts Financial Services Company ("MFS" or the "Adviser"), a subsidiary of Sun Life (U.S.), serves as investment adviser to both Sun Growth and the Money Market Series (together, the "Funds" and each, a "Fund"). The Funds are both open-end management investment companies ("mutual funds"). The Money Market Series' investment objective is to seek maximum current income to the extent consistent with stability of principal by investing exclusively in U.S. dollar-denominated money market instruments which mature in less than 13 months. See "Information about the Series Trust." Sun Growth's assets are invested exclusively in short-term obligations that are permissible investments for the Money Market Series. See "Information about the Reorganization -- Background and Reasons for the Reorganization." The investment restrictions of both Funds are substantially similar in all material respects. See "Information about the Reorganization -- Comparative Information about the Funds."

    The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading. The Money Market Series determines its net asset value per share and treats dividends and distributions differently from Sun Growth. See "Information about the Reorganization -- Comparative Information about the Funds." As of June 30, 1996, net assets of the Money Market Series and Sun Growth were $328,229,961 and $684,765, respectively.

    The following table compares the fees and other expenses paid by Sun Growth and the Money Market Series for the year ended December 31, 1995. Following the Reorganization, fees for the Money Market Series are not expected to change. The table does not reflect expenses applicable to the Contracts or Variable Accounts A or B.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                                                             MONEY
                                                                                SUN         MARKET
                                                                               GROWTH       SERIES
                                                                            ------------  -----------

Management Fees                                                                   0.50%        0.50%
Other Expenses                                                                    1.00%*       0.09%
                                                                                   ---          ---
Total Operating Expenses                                                          1.50%*       0.59%
                                                                                   ---          ---
                                                                                   ---          ---

* MFS has undertaken to reimburse Sun Growth for its expenses (exclusive of interest, taxes and portfolio brokerage commissions) for any calendar year in excess of 1.50% of the first $30 million of net assets. Absent this undertaking, Sun Growth's "Other Expenses" would have been 3.92% and its "Total Operating Expenses" would have been 4.42% for 1995. MFS has a similar obligation to reimburse the Money Market Series for expenses exceeding 0.60% of the average daily net assets of the Money Market Series for the year.

    Both Funds sell and redeem their shares, without a sales charge, on any day on which the net asset value of their respective assets can be calculated. Purchases and redemptions are effected at the net asset value per share next determined after receipt of the purchase or redemption order. Both funds may suspend the right of redemption under certain circumstances. See "Information about Sun Growth -- Purchase and Redemption of Sun Growth Shares" in this Prospectus/Proxy Statement, and "Purchases" and "Redemptions" in the Series Trust Prospectus (Exhibit B).

    As a condition of the Reorganization, Sun Growth will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code, so that for federal income tax purposes no gain or loss will be recognized by Sun Growth, the Series Trust or their stockholders or shareholders, as a result of the Reorganization. The tax cost basis of the Money Market Series shares received by the stockholders of Sun Growth will be the same as that of their Sun Growth stock immediately prior to the exchange. The transaction will have no federal income tax effect on Contract Owners. Sun Growth has not applied to the IRS for a ruling with respect to the matters described above. See "Information about the Reorganization -- Federal Income Tax Consequences" below.

                                  RISK FACTORS

    Due to the similarities between the investment objectives and policies of the Money Market Series and the current investment policies of Sun Growth, the risks associated with investments in the Funds are substantially similar. Such risks are generally those associated with an investment in money market securities, as described in the Series Trust's Prospectus. Generally, while each Fund invests in high quality money market securities, an investment in these Funds is not without risk even if all the securities in the portfolios are paid in full at maturity. All money market instruments, including U.S. government securities, can change in value when interest rates or an issuer's creditworthiness changes.

                      INFORMATION ABOUT THE REORGANIZATION

BACKGROUND AND REASONS FOR THE REORGANIZATION

    Sun Growth was organized in 1981 as the funding vehicle for Contracts participating in the investment experience of Variable Accounts A and B. Originally, the primary investment objective of Sun Growth was long-term growth of capital, with income, while a factor in portfolio selection, being secondary to Sun Growth's principal objective. Pursuant to this objective, Sun Growth expected to invest in equity securities, including common stocks, securities having a call on common stocks by means of a conversion privilege or warrants attached, and warrants or other rights to purchase common stock, of a diversified list of companies believed to have favorable long-term prospects. These investment objectives and policies were changeable without stockholder approval.

    On November 8, 1982, Sun Life (U.S.) discontinued the sale and issue of the Contracts, although Sun Life (U.S.) continued to accept additional periodic purchase payments on Contracts issued prior to that date. In 1983, Sun Life (U.S.) offered owners of the Contracts the right to exchange such Contracts for contracts participating in the investment experience of other separate accounts established by Sun Life (U.S.) which invest in other mutual funds. Acceptance of this offer by many Contract Owners as well as surrenders of and withdrawals under the Contracts have diminished the assets of Sun Growth, and Sun Growth has experienced a pattern of net redemptions since 1983. Due to its small size and continuing net redemptions, Sun Growth experienced difficulty in pursuing its primary objective of long term growth of capital, and the Board of Directors and the Adviser determined that it was in the stockholders' best interests to invest Sun Growth's assets primarily in short-term obligations in anticipation of additional redemptions. Stockholders of Sun Growth and Contract Owners were promptly informed of this change.

    Sun Growth is now a very small fund with net assets of only $684,765 at June 30, 1996, and continued net redemptions are expected. The Board of Directors of Sun Growth has determined that economies of scale with respect to fees and expenses cannot be realized by Sun Growth. The Money Market Series, a much larger fund with net assets of $328,229,961 at June 30, 1996, presently realizes substantial economies of scale. After consideration of all relevant factors and the alternatives available to Sun Growth, the Board concluded that the Reorganization is in the best interests of the stockholders of Sun Growth.

    The principal factors that were evaluated and considered by the Board of Directors of Sun Growth in the decision to recommend the Reorganization to the stockholders include the following:

    1. COMPATIBLE INVESTMENT PORTFOLIOS. Sun Growth's assets are currently invested exclusively in short-term obligations that are permissible investments for the Money Market Series.

    2. LOWER EXPENSE RATIO. During the five fiscal years ended December 31, 1995, the Money Market Series' expense ratio (the ratio of expenses to average net assets) has been between .58% and .60%. Sun Growth's expense ratio has been 1.50% for each of the five fiscal years ended December 31, 1995 and would have been substantially higher in the absence of the Adviser's agreement to reimburse Sun Growth for expenses incurred in excess of 1.50% of average net assets.

    3. MORE FAVORABLE EXPENSE REIMBURSEMENT. MFS has agreed that if aggregate annual expenses and costs of Sun Growth (including interest, taxes, and portfolio brokerage expenses) exceed 1.50% of the first $30 million of its average net assets for any calendar year, plus 1% of its remaining average net assets, if any, for that year, it will pay the amount of the excess. MFS has a similar obligation to reimburse the Money Market Series for expenses exceeding 0.60% of the average daily net assets of the Money Market Series for the year.

    4. INVESTMENT PERFORMANCE. The Board of Directors considered the superior investment performance of the Money Market Series in comparison to that of Sun Growth. The total return for Sun Growth and the Money Market Series for the last five years are set forth below.

                                                                                       YEAR ENDED DECEMBER 31,*
                                                                    ---------------------------------------------------------------
                                                                       1995         1994         1993         1992         1991
                                                                    -----------  -----------  -----------  -----------  -----------
Sun Growth                                                               4.17%        2.40%        1.64%        1.70%        4.54%
Money Market Series                                                      5.44%        3.69%        2.59%        3.30%        5.79%

* The total return information shown above does not reflect expenses that apply to Variable Accounts A and B and to the Contracts; inclusion of these charges would reduce the total return figures for all periods shown.

    5. INVESTMENT ADVISORY FEES. The investment advisory fees paid to MFS are the same for both funds (0.50% of average daily net assets). While Sun Growth's Management Agreement provides for lower fees if Sun Growth's assets exceed $200,000,000, the assets of the Fund are less than $1 million and are diminishing.

    6. INVESTMENT ADVISER. MFS serves as the investment adviser to both Funds and both Funds have the same portfolio manager.

    7. TAX CONSIDERATIONS. The disposition of Sun Growth's assets pursuant to the Reorganization will not be taxable for Federal income tax purposes to stockholders of Sun Growth or to Contract Owners.

PRINCIPAL TERMS OF THE AGREEMENT; DESCRIPTION OF SECURITIES TO BE ISSUED

    Certain provisions of the Agreement are summarized below. Reference is made to the Agreement (Exhibit A) for a complete statement of the terms and conditions of the proposed transaction, and the following statements regarding the Agreement are qualified in their entirety by such reference.

    The Money Market Series will acquire from Sun Growth, in exchange for shares of the Money Market Series, substantially all of the assets of Sun Growth at the closing of the transaction (the "Closing," and the date thereof, the "Closing Date").

    The number of shares of the Money Market Series to be issued in exchange for the assets of Sun Growth at the Closing will be based upon the net asset value per share of the shares of the Money Market Series and the aggregate value of the assets of Sun Growth transferred to the Money Market Series, in each case as of the close of trading on the New York Stock Exchange on the business day next preceding the Closing Date (the "Valuation Date"). Such values will be computed by State Street Bank and Trust Company in the manner set forth in the Series Trust's prospectus under "Net Asset Value, Dividends and Distributions -- Money Market Series." As soon as possible after the Closing, Sun Growth will dissolve and will distribute to its stockholders of record as of the close of business on the Closing Date all of the Money Market Series shares received by it at the Closing by transferring to an account with the Money Market Series for each stockholder of Sun Growth that number of Money Market Series shares to which such stockholder is entitled. All issued and outstanding shares of Sun Growth will simultaneously be cancelled on the books of Sun Growth.

    Sun Growth will, at or prior to the Closing Date, use its best efforts to discharge all of its known liabilities. The Money Market Series will assume all other liabilities of Sun Growth.

    Following the Reorganization, the assets of Sun Growth and the Money Market Series will be combined, and Variable Accounts A and B, the sole stockholders of Sun Growth, will become shareholders of the Money Market Series. Each Variable Account will hold a number of shares of the Money Market Series having an aggregate net asset value equal to the aggregate net asset value of the shares of Sun Growth held by such Variable Account prior to the Reorganization. Certificates representing shares of the Money Market Series received in the exchange will not be issued.

    The Agreement includes the following conditions precedent to consummation of the acquisition: (I) TO THE OBLIGATIONS OF SUN GROWTH, the receipt by Sun Growth of an opinion of its counsel, Messrs. Covington & Burling, to the effect set forth below under "Federal Income Tax Consequences"; and (II) TO THE OBLIGATIONS OF BOTH FUNDS, the favorable vote of Sun Growth's stockholders approving the Reorganization, the effectiveness of the Series Trust's registration statement under the Securities Act of 1933 with respect to the Reorganization and the delivery at the Closing of certain officers' certificates and of legal opinions.

    Prior to the transfer of assets contemplated by the Agreement, Sun Growth will declare and distribute to its stockholders substantially all its undistributed net investment income and realized capital gains.

    The Closing Date under the Agreement will be a date agreed upon by Sun Growth and the Series Trust within ten (10) days after approval of the Reorganization by Sun Growth's stockholders, but not later than December 31, 1996. The Agreement provides for its termination if the Closing has not occurred by that date, unless the parties agree on a later date.

    The expenses of the Reorganization will be borne by Sun Life (U.S.).

    The Board of Directors' resolution authorizing consummation of the Reorganization which is being submitted for stockholder approval authorizes Sun Growth, subject to approval of the Board of Directors, to amend the Agreement if deemed necessary, except that no such amendment may change the manner in which the exchange is determined, the tax treatment of the Reorganization, or other similarly basic elements of the Reorganization affecting Sun Growth's stockholders. The Board of Directors currently knows of no such amendments that will be necessary, but has conferred such authority on the officers of Sun Growth in order to avoid the expense of a further stockholders' meeting if such an amendment proves necessary for consummation of the Reorganization.

CAPITALIZATION

    The following table sets forth the capitalization of the Money Market Series and Sun Growth as of June 30, 1996, and on a pro forma basis as of that date after giving effect to the acquisition of assets at net asset value.

                                                                        MONEY                        PRO FORMA
                                                                    MARKET SERIES    SUN GROWTH      COMBINED*
                                                                   ---------------  ------------  ---------------

Net Assets                                                         $   328,229,961   $  684,765   $   328,914,726
Net Asset Value Per Share                                          $          1.00   $     3.94   $          1.00
Shares Outstanding                                                     328,229,961      173,828       328,914,726

* If the Reorganization had taken place on June 30, 1996, each stockholder of Sun Growth would have received 3.94 shares of the Money Market Series for each share of Sun Growth stock. Portfolio changes or changes in the market value of securities held by Sun Growth and/or the Money Market Series occurring prior to consummation of the Reorganization could significantly alter the number of Money Market Series shares to be issued in the exchange.

FEDERAL INCOME TAX CONSEQUENCES

    The obligations of Sun Growth and the Series Trust under the Agreement are conditioned upon receipt by Sun Growth and the Series Trust at or prior to the Closing of an opinion of counsel, Messrs. Covington & Burling, to the effect that for Federal income tax purposes, (i) the transaction contemplated by the Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended, and Sun Growth and the Money Market Series will each qualify as "a party to the reorganization," (ii) no gain or loss will be recognized by Sun Growth as a result of the transaction, (iii) no gain or loss will be recognized by the stockholders of Sun Growth upon receipt by them of shares of the Money Market Series in exchange for shares of Sun Growth, (iv) the basis of the shares of the Money Market Series received by the stockholders of Sun Growth pursuant to such exchange will be the same as the basis of the Sun Growth stock in their respective hands immediately prior to the exchange, and (v) provided that the shares of Sun Growth stock constitute capital assets in the hands of stockholders of Sun Growth, the holding period of the shares of the Money Market Series received by the stockholders of Sun Growth pursuant to the exchange will include the holding period of shares of Sun Growth held by them prior to the exchange.

DESCRIPTION OF SECURITIES TO BE ISSUED

    A description of the shares of the Series Trust, including the Money Market Series thereof, is contained under the caption "Description of Shares, Voting Rights and Liabilities" in the Series Trust Prospectus (Exhibit B), which is incorporated herein by reference. A further description of the Money Market Series shares also is included in the Series Trust Prospectus under the caption "Net Asset Value, Dividends and Distributions -- Money Market Series."

COMPARATIVE INFORMATION ABOUT THE FUNDS

    DETERMINATION OF NET ASSET VALUE. The Money Market Series follows practices (described below) to maintain a $1.00 per share price. Sun Growth does not follow these practices, and as of June 30, 1996, its shares had a net asset value of $3.94 per share. Accordingly, after the Reorganization, in order to achieve an exchange at net asset value, stockholders of Sun Growth will hold more shares of the Money Market Series than they held of Sun Growth, although the aggregate value of their shares will remain the same.

    The net asset value of Sun Growth shares is determined by dividing Sun Growth's total assets less total liabilities by the number of shares outstanding. Substantially all the Fund's net investment income for any calendar year is declared as a dividend and paid to its shareholders (Variable Accounts A and B) on an annual basis. Obligations maturing in less than 60 days are valued at amortized cost, which represents fair value as determined by the Board of Directors. Values of other assets in Sun Growth's portfolio are determined on the basis of their market or other fair value as determined by the Board of Directors.

    Substantially all of the Money Market Series' net investment income is declared as dividends daily and paid to shareholders (including the Variable Accounts) on a monthly basis. Generally, those dividends are distributed on the last business day of the month. Securities held by the Money Market Series are valued at amortized cost, which represents fair value as determined by the Fund's Board of Trustees.

    INVESTMENT RESTRICTIONS. The investment restrictions of Sun Growth are set forth in the SAI. The investment restrictions of the Money Market Series are set forth in the Series Trust SAI. The restrictions of the Funds differ in the following respects:

    (1) Sun Growth may not purchase securities of foreign issuers; the Money Market Series may purchase securities of foreign issuers in accordance with its investment objectives.

    (2) Sun Growth may not purchase the securities of any issuer if such purchase would cause more than 5% of either the outstanding voting securities or the securities of any class of such issuer to be held by Sun Growth. The Money Market Series may purchase up to 10% of any class of securities of any issuer (for this purpose, all indebtedness of an issuer is deemed a single class).

    (3) Sun Growth may not purchase the securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause Sun Growth's aggregate investments in such companies to exceed 5% of Sun Growth's total assets. No such restriction applies to the Money Market Series.

    (4) Sun Growth may not mortgage, pledge or hypothecate more than 15% of the market value of its assets (and as a matter of operating policy will not mortgage, pledge or hypothecate any of its portfolio securities). No such restrictions apply to the Money Market Series.

    (5) Both Funds may borrow money only for emergency purposes; Sun Growth may borrow for such purposes up to 5% of its total assets, while the Money Market Series may borrow up to 1/3 of its total assets in order to meet redemption requests.

    (6) Neither Fund may purchase securities that are not readily marketable; however, the Money Market Series excludes from this prohibition the investment of up to 10% of its total assets in repurchase agreements maturing in more than seven days.

    CORPORATE ORGANIZATION. Sun Growth is organized as a Delaware corporation, and as such its stockholders cannot be held personally liable for the obligations of the corporation. The Series Trust, by contrast, is organized as a "Massachusetts Business Trust." Under Massachusetts law, shareholders of the Series Trust may, under certain circumstances, be held personally liable as partners for its obligations. However the Series Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series Trust and provides for indemnification and reimbursement of expenses out of the Series Trust's property for any shareholder held personally liable for the obligations of the Series Trust. The Series Trust's Declaration of Trust also provides that it shall maintain appropriate insurance for the protection of the Series Trust, its shareholders, trustees, officers, employees and agents covering possible tort and other liabilities. Thus the risk of shareholder financial loss on account of shareholder liability would be limited to circumstances in which both the Series Trust cannot meet its obligations and the Series Trust's insurance coverage is inadequate.

    ALLOCATION OF BROKERAGE. Specific decisions to purchase or sell securities for both the Money Market Series and Sun Growth are made by each Fund's portfolio manager. The primary consideration in placing portfolio security transactions for both funds is "best execution," i.e., execution at the most favorable price and in the most effective manner possible. The policies and practices of the Series Trust and Sun Growth are substantially similar, with the following two exceptions. First, although the Adviser may place portfolio transactions of either Fund with brokers or dealers who provide the Adviser with supplemental investment and statistical information, in the case of Sun Growth only, such supplemental information must be provided at no additional cost. Second, in the case of Sun Growth, the Adviser may not allocate brokerage business on the basis of the sale of Sun Growth's shares, but in the case of the Money Market Series, it may consider the sale of certain contracts participating in the investment experience of the Series Trust, and thus the sale of Series Trust shares through the allocation of purchase payments under such contracts, as a factor in the selection of broker-dealers to execute the Series Trust's portfolio transactions. The Series Trust's practices with respect to allocation of brokerage on portfolio transactions are described in the Series Trust's Prospectus and in the Series Trust SAI under the captions "Portfolio Transactions" and "Portfolio Transactions and Brokerage Commissions," respectively.

                       INFORMATION ABOUT THE SERIES TRUST

    Information about the Series Trust is included in the Series Trust Prospectus and in the Series Trust SAI filed with the SEC, both of which are incorporated herein by reference. A copy of the Series Trust Prospectus accompanies this Prospectus/Proxy Statement as Exhibit B; a copy of the Series Trust SAI may be obtained without charge by contacting Cheri M. Lamie, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (800) 225-3950.

                          INFORMATION ABOUT SUN GROWTH

    Sun Growth is an open-end diversified management investment company or "mutual fund" incorporated on October 16, 1981 under the laws of the State of Delaware. Sun Growth's common stock provides the investment medium for Contracts participating in Variable Accounts A and B and has never been available for direct purchase by the public. The discontinuance of sale of the Contracts and subsequent diminution in net assets of Sun Growth are described above under the caption "Background and Reasons for the Reorganization" above.

CONDENSED FINANCIAL INFORMATION -- SUN GROWTH*

                                                                                   YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------------
                                                                      1995       1994       1993       1992       1991
                                                                    ---------  ---------  ---------  ---------  ---------

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR):
Net asset value - beginning of year                                 $    3.98  $    3.95  $    3.96  $    4.08  $    4.04
Income from investment operations -
  Net investment income                                             $    0.17  $    0.10  $    0.06  $    0.07  $    0.18
Distributions from net investment income                                (0.11)     (0.07)     (0.07)     (0.19)     (0.14)
                                                                    ---------  ---------  ---------  ---------  ---------
Net asset value - end of year                                       $    4.04  $    3.98  $    3.95  $    3.96  $    4.08
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
Total return                                                             4.17%      2.40%      1.64%      1.70%      4.54%

Ratios (to average net assets)/Supplemental data Section:
Expenses ##                                                              1.50%      1.50%      1.50%      1.50%      1.50%
Net investment income                                                    4.17%      2.42%      1.51%      1.75%      4.35%
Net assets, end of year (000's omitted)                             $     711  $     731  $     801  $     865  $     950

Section   The Adviser did not impose a portion of its fee for all years shown. If these fees had been incurred by Sun
          Growth, the net investment income per share and the ratios would have been:

    Net investment income (expense)                                 $    0.05  $    0.01  $   (0.06) $   (0.19) $   (0.02)
    Ratios (to average net assets):
    Expenses ##                                                          4.42%      3.78%      4.30%      7.72%      6.04%
    Net investment income (expense)                                      1.25%      0.14%     (1.29)%     (4.47)%     (0.19)%
## For fiscal years ending after September 1, 1995, Sun Growth's expenses are calculated without reduction for fees paid indirectly.

* The condensed financial information for each of the five years ended December 31, 1995 has been audited by Deloitte & Touche LLP.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The investment objectives and policies of Sun Growth are described above under the caption "Background and Reasons for the Reorganization." Sun Growth's investment restrictions are set forth in the SAI.

MANAGEMENT OF SUN GROWTH

    The Board of Directors of Sun Growth provides broad supervision over the business and affairs of Sun Growth, while the officers of Sun Growth are responsible for its day to day operations. The same individuals serve as Directors of Sun Growth and Trustees of the Series Trust and with one exception the officers of both Funds are the same. MFS is the investment adviser of Sun Growth and in such capacity manages Sun Growth's investment portfolio. The Series Trust Prospectus contains additional information about MFS, which is incorporated by reference herein.

    Pursuant to a Management Agreement the Adviser carries out the investment policies of Sun Growth, manages its portfolio, pays certain Sun Growth expenses and performs certain other services in return for a management fee. The Adviser is authorized, subject to control by Sun Growth, to determine which securities are to be bought and sold, and in what amounts. Sun Growth will pay the Adviser, as full compensation for all services rendered, all expense payments made and all facilities furnished, a monthly fee computed by using the following annual rates and based on the average daily net asset values of Sun Growth during each month.

                                         NET ASSET VALUE     ANNUAL RATE
                                        -----------------  ---------------
First                                   $     200,000,000         0.50%
Next                                    $     300,000,000         0.40%
Next                                    $     500,000,000         0.35%
Amount over                             $   1,000,000,000         0.30%

As of June 30, 1996 the total net assets of Sun Growth were $684,765.

    If aggregate annual expenses and costs of Sun Growth, including the fee received by the Adviser for managing Sun Growth, but excluding taxes, interest and portfolio brokerage commissions, exceed 1.50% of the first $30,000,000 of the average net assets of Sun Growth for any calendar year plus 1% of its remaining average net assets, if any, for that year, the Adviser will pay the amount of the excess. Sun Growth's expenses for 1993, 1994 and 1995 exceeded the expense limitation and the Adviser made reimbursement of expenses of $23,691, $17,420 and $20,711, respectively.

PORTFOLIO MANAGER

    Geoffrey L. Kurinsky has served as Sun Growth's portfolio manager since 1992. Mr. Kurinsky began his career at MFS in 1987 in its Fixed Income Department. A graduate of the University of Massachusetts and Boston University's School of Management, he was named Assistant Vice President of MFS in 1988, Vice President in 1989 and Senior Vice President in 1993. Mr. Kurinsky also serves as portfolio manager of the Money Market Series.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

    State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the portfolio securities and cash of Sun Growth. Sun Growth acts as its own transfer and dividend paying agent. The custodian performs no managerial or policy-making functions for Sun Growth.

DESCRIPTION OF COMMON STOCK

    Sun Growth has authorized capital consisting of 3,000,000 shares of common stock, $1 par value. Each share of common stock is entitled to one vote at all meetings of stockholders, either in person or by proxy. Each share has equal rights with every other share as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable and have no preemptive or conversion rights. Shares may be issued as full or fractional shares and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shares of Sun Growth have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and, in such event the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

    Any dividends from Sun Growth's income and realized capital gains, if any, are normally distributed to the shareholders annually. All such income dividends and capital gain distributions are automatically reinvested in additional Sun Growth shares at their net asset value on the payment date.

TAX FEATURES

    It is Sun Growth's policy to distribute substantially all of its net investment income and net realized gains. Through such distributions and by meeting certain other requirements, Sun Growth has qualified and intends to qualify for the tax treatment accorded to "regulated investment companies" under the applicable provisions of Subchapter M of the Internal Revenue Code. This means that in each year in which Sun Growth so qualifies, it will be exempt from federal income tax on the amounts so distributed.

PURCHASE AND REDEMPTION OF SUN GROWTH SHARES

    Shares of Sun Growth are sold to and redeemed by Variable Accounts A and B at the net asset value per share as next computed after a purchase or redemption order is received by Sun Growth. There is no sales or redemption charge to Variable Accounts A and B. Payment for shares redeemed will be made within seven days after evidence of ownership of the shares is tendered to Sun Growth. However, Sun Growth may suspend the right of redemption or postpone the date of payment upon redemption during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends or holidays; (b) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by Sun Growth of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for Sun Growth fairly to determine the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of Sun Growth.

    The amount paid upon redemption of shares may be more or less than the cost of the shares redeemed, depending upon the net asset value at the time of redemption.

                             AVAILABLE INFORMATION

    The Series Trust and Sun Growth are subject to the informational requirements of the Investment Company Act of 1940 and in accordance therewith file reports, proxy statements and other information with the SEC. Reports, proxy statements and other information filed by the Series Trust and Sun Growth can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's offices at 5757 Wilshire Boulevard, Suite 500 East, Los Angeles, California 90036, and copies of such material can be obtained at prescribed rates from the Public Reference Section of the SEC, Washington, D.C. 20549.

                               VOTING INFORMATION

    Each holder of common stock of Sun Growth on October 31, 1996 will be entitled to vote at the Special Meeting, and each share of such common stock shall be entitled to one vote. Approval of the Reorganization requires the affirmative vote of the holders of a majority of the shares of common stock of Sun Growth outstanding and entitled to vote.

    At October 31, 1996, no director or officer of Sun Growth owned shares of Sun Growth or a Contract.

    Approval of the Reorganization by the shareholders of the Series Trust will not be sought, as such approval is not required by applicable law.

    The Board of Directors of Sun Growth, including all of the directors who are not "interested persons" as that term is defined in the Investment Company Act of 1940, has unanimously approved the Reorganization and has concluded that the Reorganization is in the best interests of the stockholders of Sun Growth and that the interests of the stockholders of Sun Growth will not be diluted as a result of the Reorganization. ACCORDINGLY, SUN GROWTH'S BOARD OF DIRECTORS RECOMMENDS THAT THE STOCKHOLDERS OF SUN GROWTH VOTE FOR THE PROPOSAL RELATING TO THE REORGANIZATION.

    The entire cost of the proxy solicitation is being borne by Sun Life (U.S.). In addition to solicitation by mail, officers and employees of Sun Life (U.S.) may solicit proxies by telephone, facsimile transmission or personal contact.

                       INTEREST OF MFS IN THE TRANSACTION

    As described above under "Background and Reasons for the Reorganization," if the Reorganization is consummated, MFS would no longer be required to bear the expenses in excess of the expense limitation which would be incurred by Sun Growth if it continues its operations.

                    OTHER INFORMATION ABOUT THE TRANSACTION

LEGAL OPINION

    Covington & Burling has issued an opinion concerning the federal tax consequences of the Reorganization. See "Federal Income Tax Consequences" above.

                                 OTHER MATTERS

    The Board of Directors of Sun Growth knows of no other matters which may come before the meeting. If, however, any other matters do arise at the meeting, the persons named in the enclosed proxy form will vote as their best judgment dictates.

                                          By Order of the Board of Directors of
                                          Sun Growth Variable Annuity Fund, Inc.

                                          Bonnie S. Angus
                                          SECRETARY

November 14, 1996

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

    This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of October, 1996, by and between the SUN GROWTH VARIABLE ANNUITY FUND, INC., a Delaware corporation (hereinafter called the "Fund"), and the MFS/SUNLIFE SERIES TRUST, a Massachusetts business trust (hereinafter called the "Trust"), for itself and on behalf of the Money Market Series thereof.

                                   WITNESSETH

    WHEREAS, the Trust and the Fund are registered, open-end management investment companies; and

    WHEREAS, the Trust is authorized to issue its shares of beneficial interest in separate series, including the Money Market Series, each of which series maintains a separate and distinct portfolio of assets; and

    WHEREAS, the Fund's securities are assets of the character in which the Money Market Series of the Trust is permitted to invest; and

    WHEREAS, the parties hereto desire to provide for the reorganization and liquidation of the Fund through the acquisition by the Money Market Series of substantially all the assets of and the assumption of the liabilities of the Fund, in exchange solely for shares of beneficial interest of the Money Market Series, the dissolution of the Fund pursuant to Section 275 of the Delaware General Corporation Law ("DGCL") and the distribution to its shareholders of such shares of the Money Market Series, all upon the terms and conditions hereinafter set forth in this Agreement and all pursuant to the provisions of
Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code");

    NOW THEREFORE, in consideration of the mutual premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1. TRANSFER OF ASSETS. Subject to the terms and conditions contained herein, at the closing provided for in paragraph 3 hereof (the "Closing), all of the assets of the Fund, including, without limitation, portfolio securities, dividends and interest receivable, cash and other assets, free and clear of all liens, encumbrances, rights, restrictions and claims (the "Fund Assets"), shall be delivered by State Street Bank and Trust Company, as Custodian of the Fund ("Fund Custodian"), to State Street Bank and Trust Company, as Custodian of the Trust ("Trust Custodian"), in exchange for and against delivery to the Fund by the Trust, of a number of shares of the Money Market Series, including fractional shares, determined by dividing the aggregate value of the Fund Assets so delivered, by the net asset value of a share of the Money Market Series, in each case as determined as provided in paragraph 2.

2. VALUATION. The net asset value of shares of the Money Market Series and the aggregate value of the Fund Assets to be transferred shall, in each case, be determined as of the close of trading on the New York Stock Exchange on the business day next preceding the Closing Date (the "Valuation Date"). The net asset value of shares of the Money Market Series shall be computed by the Trust Custodian in the manner set forth in the Trust's then-current prospectus or statement of additional information under the Securities Act of 1933 (the "1933 Act"). The aggregate value of the Fund Assets to be transferred shall be computed by the Trust Custodian in the same manner as securities held by the Money Market Series are valued in determining the net asset value of shares of the Money Market Series. All computations shall be made under the supervision of Massachusetts Financial Services Company ("MFS"). The determination of the Trust Custodian shall be conclusive and binding on all parties in interest.

3. THE CLOSING. (a) The Closing pursuant to this Agreement shall be held at the offices of the Trust in Boston, Massachusetts, at 11:00 a.m. (Boston time), on a business day (the "Closing Date") to be mutually agreed upon within ten (10) days after the approval of the reorganization by the Fund's stockholders, but in no event later than December 31, 1996. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise herein provided.

    (b) If on the Valuation Date (i) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted; or (ii) trading or the reporting of trading on said Exchange shall be disrupted so that accurate appraisal of the value of the shares of the Money Market Series or of the Fund Assets is impracticable in the opinion of either party, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting restored; PROVIDED, that if trading shall not be fully resumed and reporting restored within thirty (30) days following such Valuation Date, this Agreement may be terminated by either party upon written notice to the other party, in which event neither party shall have any liability to the other.

4.  DELIVERY OF FUND ASSETS AND TRUST SHARES. (a) Portfolio securities shall be
(i) presented by the Fund Custodian to the Trust Custodian for examination no later than five (5) business days preceding the Valuation Date and (ii) delivered by the Fund Custodian to the Trust Custodian, for the account of the Money Market Series, at the Closing. Such securities shall be duly endorsed prior to the Closing in proper form for transfer and in such condition as to constitute a good delivery thereof at the Closing in accordance with the custom of brokers and shall be accompanied by all necessary state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio instruments and securities deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall be delivered prior to the Closing by book entry in accordance with the customary practices of such depositories and the Trust Custodian. Cash shall be delivered prior to the Closing in the form of currency or shall be transferred by wire transfer of federal funds. All other assets delivered by the Fund shall be accompanied by all appropriate instruments of transfer and any necessary instructions.

    (b) If on the Closing Date the Fund is unable to make delivery under this paragraph 4 to the Trust Custodian of any of its portfolio securities for the reason that any of such securities purchased by the Fund prior to the Closing Date have not yet been delivered to it by the Fund's broker or brokers, the Fund shall deliver to the Trust Custodian by or on the Closing Date with respect to said undelivered securities instruments of assignment and additional documentation reasonably satisfactory to the Trust. The Fund will pay or cause to be paid to the Money Market Series any dividends, distributions, rights, interest or other assets received on or after the Closing Date with respect to Fund Assets transferred to the Money Market Series hereunder. Such assets shall be deemed included in Fund Assets transferred to the Money Market Series on the Closing Date and shall not be separately valued.

    (c) In lieu of delivering certificates for the shares of the Money Market Series to be transferred hereunder, at the Closing the Trust shall credit to the Fund's account on the share record books of the Trust that number of shares of the Money Market Series required by paragraph 1 hereof to be delivered to the Fund. The Trust shall issue and deliver a confirmation evidencing the shares of the Money Market Series to be credited on the Closing Date to the Secretary of the Fund, or provide evidence satisfactory to the Fund that such shares of the Money Market Series have been credited to the Fund's account on the books of the Money Market Series.

5. LIQUIDATION AND DISSOLUTION OF THE FUND; DISTRIBUTION OF TRUST SHARES. (a) As soon after the Closing as is conveniently practicable (the "Liquidation Date"), the Fund shall voluntarily dissolve pursuant to Section 275 of the DGCL and distribute pro rata to its stockholders of record, determined as of the close of business on the Closing Date, all of the shares of the Money Market Series received by it at the Closing by transferring to each stockholder account that number of shares of the Money Market Series to which such stockholder's proportionate ownership of stock of the Fund entitles him. The Trust will establish appropriate shareholder accounts on its share record books representing the respective pro rata number of shares of the Money Market Series transferred to such Fund stockholders. All issued and outstanding stock of the Fund will simultaneously be canceled on the books of the Fund. The Trust shall not issue certificates representing the shares of the Money Market Series in connection with such exchange.

    (b) As soon as practicable after the Closing, and in any event within six
(6) months thereafter, the Fund shall (i) file a certificate of dissolution of the Fund in accordance with Section 275 of the DGCL.

6. LIABILITIES OF THE FUND; EXPENSES. (a) At or prior to the Closing Date, the Fund shall have discharged all of its known liabilities.

    (b) Sun Life Assurance Company of Canada (U.S.) shall bear all expenses in connection with the transactions contemplated by this Agreement, including the fees and disbursements of the respective attorneys and auditors.

7. REGISTRATION STATEMENT. The Trust agrees that it will, promptly after the execution and delivery of this Agreement, prepare and file with the SEC a Registration Statement on Form N-14, including as part thereof a

Prospectus/Proxy Statement (the "Registration Statement") complying in all respects with the requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, and all applicable rules and regulations thereunder, covering the shares of the Money Market Series to be issued hereunder and relating to the meeting of Fund stockholders to be called to consider and act upon the transactions contemplated herein. The Fund agrees to provide the Trust with information applicable to it and its stockholders reasonably necessary for the preparation of the Registration Statement (the "Fund Information"), and the Trust agrees to use reasonable effort to have the Registration Statement declared effective.

8. REPRESENTATIONS AND WARRANTIES OF THE FUND. The Fund hereby represents and warrants to the Trust and agrees with the Trust, which representations and warranties will be true and correct on the Closing Date as though made on and as of the Closing Date, that:

    (a) The Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Delaware and has corporate power to own all of its properties and assets and to carry on its business as now being conducted. The Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Fund has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein.

    (b) The Fund is registered under the 1940 Act as an open-end, diversified management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    (c) Statements of assets and liabilities, statements of operations and statements of changes in net assets of the Fund for the years ended December 31, 1995,1994 and 1993 and the schedules of investments at December 31, 1995, 1994 and 1993 (indicating their book cost and market value), having been audited by Deloitte & Touche LLP, independent auditors, and prepared in accordance with generally accepted accounting principles, consistently applied, have been furnished to the Trust. Said statements of assets and liabilities and schedules fairly present the financial position and investments of the Fund as of their respective dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein. Said statements of operations and changes in net assets fairly present the results of the Fund's operations and changes in its net assets for the periods covered thereby.

    (d) Except as shown on the financial statements referred to in paragraph 8(c) hereof and those incurred in the ordinary course of the Fund's business as an investment company, the Fund has no known liabilities of a material amount, contingent or otherwise. There are no material legal or administrative proceedings or investigations currently pending or to its knowledge threatened against the Fund or any of its properties or assets. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body enjoining it in respect of, or the effect of which is to prohibit, in any material respect, the disposition of any of its assets or the conduct of its business. Prior to or on the Closing Date, the Fund will advise the Trust in writing of all material liabilities, contingent or otherwise, remaining undischarged on the Closing Date, whether or not incurred in the ordinary course of business.

    (e) The Fund has filed all federal, state and local tax returns and reports required by law to have been filed and has paid all taxes required to be paid in respect of the periods covered by such returns and has paid all assessments received by it. All tax liabilities of the Fund have been adequately provided for on its books and no tax deficiency or liability of the Fund has been asserted, and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    (f) No shares of capital stock of the Fund have been issued during the five years preceding the date hereof, other than in connection with reinvestment of distributions. All issued and outstanding stock of the Fund is, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding stock of the Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of its transfer agent on the Closing Date. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the stock of the Fund, nor is there outstanding any security convertible into any of the stock of the Fund.

    (g) The Fund has no material contracts or other commitments outstanding, other than this Agreement, its investment advisory agreement with MFS, its contracts with its transfer agent and custodian, and other contracts in the ordinary course of business, and no material breach of the Fund's obligations exist under any such contract.

    (h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws (which term includes the laws of the District of Columbia and Puerto Rico).

    (i) The Fund Information, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the stockholders' meeting referred to in Paragraph 11(a) hereof, and on the Closing Date, the Registration Statement, as amended or supplemented by any amendment or supplement filed by the Trust, will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions made in reliance upon and in conformity with information furnished by the Fund as provided in paragraph 7 hereof.

    (j) Since December 31, 1995, there has not been:

        (A) Any change in the business, results of operations, assets, financial condition, or the manner of conducting the business of the Fund, other than changes in the ordinary course of its business, changes in value of the Fund's portfolio investments in the ordinary course of business or changes resulting from redemption of stock of the Fund, that has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Fund;

        (B) any issuance of shares of capital stock of any class of the Fund, other than as contemplated by and described in its offering materials;

        (C) any issuance by the Fund of an option to purchase or other right to acquire stock of the Fund to any person;

        (D) any entering into, amendment or termination of any material contract or agreement by the Fund, except as otherwise contemplated by this Agreement;

        (E) any amendment of the Certificate of Incorporation of the Fund;

        (F) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Fund other than a lien for taxes not yet due and payable; or

        (G) any pending or threatened litigation by or against the Fund, except as disclosed to the Trust.

    (k) The Fund has no present intention of redeeming shares of the Money Market Series following the Closing;

    (l) As promptly as practicable, but in any case within sixty (60) days after the Closing, the Fund shall furnish the Trust with a statement of the earnings and profits, or losses, of the Fund for federal income tax purposes, which will be carried over to the Trust pursuant to Section 381 of the Internal Revenue Code.

    (m) The Fund will certify and furnish to the Trust a list of names of the record owners, as of the close of business on the Closing Date, of all the outstanding shares of capital stock of the Fund, together with such other stockholder records as the Trust may reasonably require in order to establish shareholder accounts and effect the share transfers as provided in paragraph 5.

    (n) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of its Certificate of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which it is bound.

    (o) The execution, delivery and performance of this Agreement have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of the Fund and, except for obtaining approval of the stockholders of the Fund, no other corporate acts or proceedings by the Fund are necessary to authorize this Agreement and the transactions contemplated herein. Subject to the approval of the stockholders of the Fund, this Agreement constitutes the valid and legally binding obligation of the Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court, regardless of whether the enforceability is considered in a proceeding in equity or at law.

9. REPRESENTATIONS AND WARRANTIES OF THE TRUST. The Trust hereby represents and warrants to the Fund and agrees with the Fund, which representations and warranties will be true and correct on the Closing Date as though made on and as of the Closing Date, that:

    (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted, and the Money Market Series is duly organized as a series of the Trust. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Trust has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein.

    (b) The Trust is registered under the 1940 Act as an open-end, diversified management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    (c) Statements of assets and liabilities, statements of operations and statements of changes in net assets of the Money Market Series for the years ended December 31, 1995, 1994 and 1993, and schedules of investments (indicating their book costs and market values) at December 31, 1995, 1994 and 1993, having been audited by Deloitte & Touche LLP, independent auditors, and prepared in accordance with generally accepted accounting principles, consistently applied, have been furnished to the Fund. Said statements of assets and liabilities and schedules fairly present the financial position and investments of the Money Market Series as of their respective dates, and there are no known contingent liabilities of the Money Market Series as of such dates not disclosed therein. Said statements of operations and changes in net assets fairly present the results of the Money Market Series' operations and changes in its net assets for the periods covered thereby.

    (d) Except as shown on the financial statements referred to in paragraph 9(c) hereof and those incurred in the ordinary course of the Trust's business as an investment company, the Money Market Series has no known liabilities of a material amount, contingent or otherwise, and there are no material legal, administrative or other proceedings or investigations currently pending or to its knowledge threatened against the Money Market Series or any of its properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body enjoining it in respect of, or the effect of which is to prohibit, in any material respect, the disposition of any of the assets or the conduct of the business of the Money Market Series.

    (e) The current prospectus and statement of additional information of the Trust relating to the Money Market Series conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act and the rules and regulations of the SEC thereunder and do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (f) The Trust has filed on behalf of the Money Market Series all federal, state and local tax returns and reports required by law to have been filed and has paid all taxes required to be paid in respect of the periods covered by such returns and has paid all assessments received by it. All tax liabilities of the Money Market Series have been adequately provided for on its books and no tax deficiency or liability of the Money Market Series has been asserted, and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    (g) All of the Money Market Series' issued and outstanding shares have been offered for sale and sold in conformity with all applicable federal securities laws and to the best of its knowledge and belief have been offered and sold in conformity with all applicable state securities laws.

    (h) The Trust has no material contracts or other commitments outstanding, other than this Agreement, its investment advisory agreement with MFS, its contracts with its custodian, and other contracts in the ordinary course of business, and no material breach of the Trust's obligations exist under any such contract.

    (i) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws (which term shall include the laws of the District of Columbia and Puerto
    Rico).

    (j) On the effective date, the Registration Statement, other than Fund Information, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the stockholders' meeting referred to in Paragraph 11(a) hereof, and on the Closing Date, the Registration Statement, as amended or supplemented by any amendment or supplement filed by the Trust, other than Fund Information, will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (k) The shares of the Money Market Series to be issued pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable by the Money Market Series, and no shareholder of the Money Market Series will have any preemptive right of subscription or purchase in respect thereof.

    (l) Since December 31, 1995 there has not been:

        (A) Any change in the business, results of operations, assets, financial condition or the manner of conducting the business of the Money Market Series, other than changes in the ordinary course of its business, changes in value of the Money Market Series' portfolio investments in the ordinary course of business, and changes resulting from redemption of shares of the Money Market Series, that has had a material adverse effect on the business, results of operations, assets or financial condition of the Money Market Series; or

        (B) any issuance of shares of the Money Market Series, other than as contemplated by and described in the Trust's prospectus as from time to time in effect under the 1933 Act.

    (m) The Trust is not, and the execution, delivery and performance of this Agreement will not result, in material violation of its Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which it is bound.

    (n) The Trust will have full right, power and authority to sell, assign, transfer and deliver the shares to be transferred by it hereunder.

    (o) The execution, delivery and performance of this Agreement have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, and no other acts or proceedings by the Trust are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement constitutes the valid and legally binding obligation of the Trust enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court, regardless of whether the enforceability is considered in a proceeding in equity or at law.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the Fund and the Trust contained in this Agreement shall survive the closing for a period of six years and shall thereupon terminate. The Trust shall have no rights of indemnification against the Fund or against any stockholder of the Fund.

11.  STOCKHOLDERS' MEETING; CONDITIONS AND OBLIGATIONS OF BOTH PARTIES.

    (a) The Fund will hold a meeting of its stockholders not later than December 31, 1996 for the purpose of considering, acting upon and approving the transactions contemplated by this Agreement in accordance herewith.

    (b) The obligations of both parties hereunder shall be subject to the following conditions:

            (i) The holders of a majority of the shares of capital stock of the Fund issued and outstanding shall have approved the transactions contemplated herein at a meeting duly called and held on or before the Closing Date.

            (ii) No action or proceeding before any court or other governmental body shall have been instituted or threatened which seeks to restrain, prohibit or invalidate the transactions contemplated by this Agreement.

            (iii) The Registration Statement shall have become effective under the 1933 Act and no stop order suspending effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted, or be pending, threatened or contemplated under the 1933 Act.

            (iv) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities, including "no-action" positions of such federal or state authorities) necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained except where failure to obtain such consents, orders and permits would not involve the risk of a material adverse effect on the assets or properties of the Trust or the Fund.

            (v) The Fund and the Trust shall have received, at or prior to the Closing, an opinion of counsel, Messrs. Covington & Burling, to the effect that for federal income tax purposes, (i) the transaction contemplated by this Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended, and the Fund and the Money Market Series will each qualify as "a party to the reorganization," (ii) no gain or loss will be recognized by the Fund as a result of the transaction, (iii) no gain or loss will be recognized by the stockholders of the Fund upon receipt by them of shares of the Money Market Series in exchange for shares of the Fund, (iv) the basis of the shares of beneficial interest of the Money Market Series received by the stockholders of the Fund pursuant to such exchange will be the same as the basis of Fund stock in their respective hands immediately prior to the exchange and (v) provided that shares of Sun Growth stock constitute capital assets in the hands of stockholders of Sun Growth, the holding period of the shares of beneficial interest of the Money Market Series received by stockholders of the Fund pursuant to the exchange will include the holding period of the stock of the Fund held by them prior to the exchange.

12. CONDITIONS OF OBLIGATIONS OF THE FUND. The obligations of the Fund hereunder shall be subject to the satisfaction prior to or on the Closing Date of the following conditions:

    (a) That the Trust shall have furnished the Fund with a statement of the Money Market Series' net assets, together with a list of portfolio holdings, with values determined in the same manner as such assets and portfolio holdings are valued in determining the net asset value per share of shares of the Money Market Series under paragraph 2 hereof, all as of the Closing Date, certified on the Trust's behalf by its Chairman (or Secretary) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Closing Date, that there has been no material adverse change in the financial position of the Money Market Series since December 31, 1995, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, or changes due to redemptions.

    (b) That the Trust shall have furnished to the Fund a statement dated the Closing Date, signed by the Trust's Chairman (or Secretary) and Treasurer (or any Assistant Treasurer) certifying that as of the Closing Date all representations and warranties of the Trust made in this Agreement are true and correct in all material respects as if made at and as of the Closing Date, and that the Trust has complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing Date.

13. CONDITIONS OF OBLIGATIONS OF THE TRUST. The obligations of the Trust hereunder shall be subject to the satisfaction prior to or on the Closing Date of the following conditions:

    (a) That the Fund shall have furnished the Trust with a statement of the Fund's net assets, together with a list of portfolio holdings setting forth the Federal income tax basis thereof, all as of the Closing Date, certified on the Fund's behalf by its President (or any Vice President) and Secretary (or Treasurer) and a certificate of both such officers, dated the Closing Date, that there has been no material change in the financial position of the Fund since December 31, 1995, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes due to redemptions.

    (b) That the Fund shall have furnished to the Trust a statement, dated the Closing Date, signed by the Fund's President (or any Vice President) and Secretary (or Treasurer), certifying that as of the Closing Date all representations and warranties of the Fund made in this Agreement are true and correct in all material respects as if made at and as of the Closing Date, and that the Fund has complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing Date.

    (c) That prior to or on the Closing Date, the Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its stockholders all of its investment company taxable income for any taxable year ending in 1996 (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in any taxable year ending in 1996 (after reduction for any capital loss carry forward).

14. NOTICES. All notices required under this Agreement shall be given in writing to the Fund or to the Trust, as applicable, at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, Attention: Bonnie S. Angus, or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by certified mail, postage prepaid and return receipt is obtained.

15. TERMINATION OF AGREEMENT; WAIVER. This Agreement and the transactions contemplated hereby may be terminated and abandoned by mutual consent of the respective Boards of the Fund and the Trust at any time prior to the Closing Date. If the transactions contemplated by this Agreement have not been consummated by December 31, 1996, this Agreement shall automatically terminate on that date unless the parties mutually agree upon a later date. If this Agreement is terminated and the exchange contemplated hereby is abandoned, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the trustees, directors, officers or shareholders of the Trust or of the Fund, in respect of this Agreement. At any time prior to the Closing Date, either party may waive any condition to its obligations hereunder if such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Trust or of the Fund, as the case may be.

16. BROKER OR FINDER'S FEE. Each of the Fund and the Trust represents that there is no person who has dealt with it, who by reason of such dealings is entitled to any finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

17. LIMITATION OF LIABILITY. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts. It is expressly agreed and notice is hereby given, and the parties hereto acknowledge and agree, that this instrument is executed on behalf of the Trustees of the Trust, as Trustees and not individually, that the obligations under or arising out of this Agreement shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust, individually, but bind only the trust property of the Money Market Series of the Trust, as provided in the Declaration of Trust of the Trust.

18. MISCELLANEOUS PROVISIONS. This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties notwithstanding any investigation made by such party or on its behalf. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. This Agreement is executed in the Commonwealth of Massachusetts and shall be governed and carried out in accordance with the laws of the Commonwealth of Massachusetts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original, but all taken together shall constitute one Agreement.

    IN WITNESS WHEREOF, the Fund and the Trust have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                                          SUN GROWTH VARIABLE ANNUITY FUND, INC.
                                          BY: s/ David D. Horn
                                          --------------------------------------
                                             David D. Horn, Vice President

                                          MFS/SUN LIFE SERIES TRUST
                                          on its own behalf and on behalf of the
                                          Money Market Series
                                          BY: s/ Bonnie S. Angus
                                          --------------------------------------
                                             Bonnie S. Angus, Secretary & Clerk

                      STATEMENT OF ADDITIONAL INFORMATION
                               NOVEMBER 14, 1996
                          ACQUISITION OF THE ASSETS OF
                     SUN GROWTH VARIABLE ANNUITY FUND, INC.
                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
                                 (617) 237-6030
                        BY AND IN EXCHANGE FOR SHARES OF
                           MFS/SUN LIFE SERIES TRUST
                              500 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000

    This Statement of Additional Information dated November 14, 1996 is not a prospectus. A combined Prospectus/Proxy Statement, dated November 14, 1996 relating to the above-referenced transaction may be obtained from Cheri M. Lamie, Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (800) 225-3950. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                               TABLE OF CONTENTS

Additional Information About MFS/Sun Life Series Trust                                          1
Additional Information About Sun Growth Variable Annuity Fund, Inc.                             1
    Investment Restrictions                                                                     1
    Sun Growth's Directors and Officers                                                         3
    Directors' Compensation Table                                                               4
    Investment Adviser                                                                          4
    Independent Auditors                                                                        4
Financial Statements of the Series Trust                                                        4
Financial Statements of Sun Growth                                                              4

             ADDITIONAL INFORMATION ABOUT MFS/SUN LIFE SERIES TRUST

    The Statement of Additional Information of MFS/Sun Life Series Trust (the "Series Trust") dated May 1, 1996, is incorporated herein by reference. A copy of the Statement of Information may be obtained from Cheri M. Lamie, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (800) 225-3950.

                          ADDITIONAL INFORMATION ABOUT
                     SUN GROWTH VARIABLE ANNUITY FUND, INC.

INVESTMENT RESTRICTIONS

    Sun Growth Variable Annuity Fund, Inc. ("Sun Growth") is subject to the following investment restrictions which are considered to be fundamental policies and which may not be changed or eliminated without the approval of the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of Sun Growth are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of Sun Growth.

    In summary, these restrictions provide that Sun Growth may not:

    1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (excluding from this limitation securities issued or guaranteed by the United States of America or any instrumentality thereof).

    2. Purchase the securities of any issuer if such purchase would cause more than 5% of either the outstanding voting securities or the securities of any class of such issuer to be held by Sun Growth.

    3. Invest in companies for the purpose of influencing management or exercising control.

    4. Purchase the securities of another "investment company" as defined in the Investment Company Act of 1940, provided that Sun Growth may enter into a transaction for the purpose of effecting a merger, consolidation, acquisition of assets or other reorganization.

    5. Purchase the securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause Sun Growth's aggregate investments in such companies to exceed 5% of Sun Growth's total assets taken at market value.

    6. Borrow money, except that the right is reserved to borrow money from banks for emergency purposes, provided that no borrowing may exceed 5% of the total assets of Sun Growth taken at cost.

    7. Mortgage, pledge or hypothecate more than 15% of the market value of its assets.*

    8. Act as a securities underwriter or purchase securities which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable.

    9. Invest more than 25% of the value of its total assets in the securities of issuers which conduct their principal business activities in the same industry.

    10. Purchase or sell commodities or commodity contracts.

    11. Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or purchase or sell interests in real estate including interests in real estate investment trusts, except when such interests are an incidental part of assets acquired through merger, consolidation, acquisition of assets or other reorganization.

    12. Make loans, except by the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly.

    13. Purchase any security on margin, although it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

    14. Participate on a joint or a joint and several basis in any security trading account.

    15. Make short sales of securities except where Sun Growth (1) owns an equal amount of such securities, or (2) by virtue of ownership of convertible or exchangeable securities (or otherwise) has the right to obtain an equal amount of the securities sold short without the payment of further consideration; and, it will retain such securities so long as it is in a short position as to them; and such short sales will be used by Sun Growth only for the purpose of deferring recognition of gain or loss for federal income tax purposes.

    16. Purchase or sell puts, calls, straddles or spreads.

    17. Purchase or sell securities of foreign issuers except when such securities are an incidental part of assets acquired through merger, consolidation, acquisition of assets or other reorganization.

    18. Purchase or retain the securities of any issuer if those officers and directors of Sun Growth or its Adviser who own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

------------------------
* Although Sun Growth has the right to pledge, mortgage or hypothecate up to 15% of the market value of its assets, it will not, as a matter of operating policy, pledge, mortgage or hypothecate any of its portfolio securities.

SUN GROWTH'S DIRECTORS AND OFFICERS

    The Board of Directors of Sun Growth manages the business and affairs of Sun Growth. The officers of Sun Growth supervise the day to day operations of Sun Growth. The following chart identifies each of the directors and officers of Sun Growth, their positions with Sun Growth and their principal occupations during the past five years.

                                     POSITION WITH                             PRINCIPAL
         NAME AND ADDRESS              SUN GROWTH                              OCCUPATION
----------------------------------  ----------------  ------------------------------------------------------------
John D. McNeil*                        President,     Chairman and Director of Sun Life Assurance Company of
150 King Street West                    Director      Canada ("Sun Life (Canada)")
Toronto, Ontario, Canada
Samuel Adams                            Director      Partner, Warner & Stackpole
75 State Street
Boston, Massachusetts
Geoffrey Crofts                         Director      Professor Emeritus, University of Hartford
74 Scott Drive
Bloomfield, Connecticut
David D. Horn*                         Director,      Senior Vice President and General Manager for the United
One Sun Life Executive Park          Vice President   States of Sun Life (Canada)
Wellesley Hills, Massachusetts
Garth Marston                           Director      Chairman (Retired), The Provident Institution for Savings
90 Beacon Street
Boston, Massachusetts
Derwyn F. Phillips                      Director      Vice Chairman (Retired), The Gillette Company
One Cliff Street
Marblehead, Massachusetts
Bonnie S. Angus*                       Secretary      Assistant Vice President of Sun Life (Canada)
One Sun Life Executive Park
Wellesley Hills, Massachusetts
W. Thomas London*                      Treasurer      Senior Vice President and Assistant Treasurer of
500 Boylston Street                                   Massachusetts Financial Services Company (MFS)
Boston, Massachusetts
James O. Yost*                         Assistant      Vice President of MFS
500 Boylston Street                    Treasurer
Boston, Massachusetts

* "Interested persons" (as defined in the Investment Company Act of 1940) with respect to MFS, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

    All of the directors of Sun Growth also are Trustees of the Series Trust and are members of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account, which are variable accounts established by Sun Life (U.S.) in connection with the sale of certain combination fixed/variable annuity contracts. Mr. McNeil is also the chairman of the Series Trust and these variable accounts, and Messrs. London and Yost are the treasurer and assistant treasurer, of the Series Trust, respectively.

    No Director or Officer beneficially owned shares of Sun Growth on the date of this Statement of Additional Information.

DIRECTORS' COMPENSATION TABLE

                                                           DIRECTOR FEES  TOTAL DIRECTOR FEES
                                                               FROM         FROM SUN GROWTH
DIRECTOR                                                    SUN GROWTH*    AND FUND COMPLEX*
---------------------------------------------------------  -------------  --------------------
Samuel Adams                                                 $   3,300         $   26,200
Geoffrey Crofts                                                  3,300             26,200
David D. Horn                                                        0**                0**
John D. McNeil                                                       0**                0**
Garth Marston                                                    3,300             26,200
Derwyn F. Phillips                                               3,000             23,500

---------
 *For the year ended December 31, 1995.
**Messrs. Horn and McNeil are affiliated with MFS and receive no compensation from Sun Growth.

INVESTMENT ADVISER

    Information about MFS, the investment adviser of Sun Growth, is contained in the Series Trust's Prospectus under the caption "Investment Adviser." The investment advisory fee, calculated on the basis of 0.50% of the average daily net asset value during each month, was $4,227 for 1993, $3,855 for 1994 and $3,613 for 1995.

INDEPENDENT AUDITORS

    Sun Growth's financial statements are audited annually by a firm of independent certified public accountants. The firm of Deloitte & Touche LLP served as Sun Growth's independent auditor since its incorporation and has been appointed to examine the financial statements of Sun Growth for the present fiscal year.

                    FINANCIAL STATEMENTS OF THE SERIES TRUST

    The financial statements incorporated in this Statement of Additional Information by reference from the Series Trust's Annual and Semi-Annual Reports to shareholders for the year ended December 31, 1995 and the six months ended June 30, 1996, respectively, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

    Pro forma financial statements are not provided, inasmuch as the net assets of Sun Growth do not exceed ten percent of the Series Trust's net assets as of October 31, 1996.

                       FINANCIAL STATEMENTS OF SUN GROWTH

    The financial statements incorporated in this Statement of Additional Information by reference from Sun Growth's Annual Report to shareholders for the year ended December 31, 1995 has been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                     SUN GROWTH VARIABLE ANNUITY FUND, INC.
                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
                                     PROXY

          This Proxy is Solicited on Behalf of the Board of Directors

The undersigned hereby appoints David D. Horn and Bonnie S. Angus as Proxies, each with the power to appoint his substitute, and hereby authorizes them to represent and to vote as designated below, all the shares of stock of Sun Growth Variable Annuity Fund, Inc. held of record by the undersigned on October 31, 1996 at the Special Meeting of Stockholders of the Fund (the "Meeting") to be held on December 16, 1996, or any adjournment thereof.

    1. Proposal to:

       (a) authorize the transfer of the assets and liabilities of Sun Growth Variable Annuity Fund, Inc. (the "Fund") to the Money Market Series of MFS/Sun Life Series Trust in exchange for shares of the Money Market Series, all in accordance with an Agreement and Plan of Reorganization dated October 1, 1996 between the Fund and MFS/Sun Life Series Trust (the "Agreement"); and

       (b) subject to the consummation of the aforesaid transfer, to authorize the dissolution of the Fund and the distribution on a pro rata basis to the stockholders of the Fund of all shares of the Money Market Series received by the Fund in accordance with the terms of the Agreement.

                   FOR  / /       AGAINST  / /       ABSTAIN  / /

    2. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.

The Directors recommend that you vote "FOR" Proposal No. 1. As to any other matter, said Proxies shall vote in accordance with their best judgment.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER. IF NO INSTRUCTIONS ARE SPECIFIED, THIS PROXY WILL BE VOTED FOR PROPOSAL No. 1.

                                          DATED __________________________, 1996
                                          ______________________________________
                                          Signature of Stockholder

                                          ______________________________________
                                          Signature of Stockholder

                                          Please sign exactly as name appears
                                          hereon. Executors, administrators,
                                          trustees, etc., should so indicate
                                          when signing. Corporations should show
                                          full corporate name and title of
                                          authorized signing officer.
PLEASE MARK, SIGN, DATE AND RETURN
THE PROXY CARD PROMPTLY USING THE
ENCLOSED ENVELOPE.

                              VOTING INSTRUCTIONS
             INSTRUCTIONS OF VARIABLE ANNUITY CONTRACT OWNER/PAYEE
          FOR VOTING SHARES OF SUN GROWTH VARIABLE ANNUITY FUND, INC.
         THE PROXY FOR WHICH VOTING INSTRUCTIONS ARE BEING REQUESTED IS
 SOLICITED BY THE BOARD OF DIRECTORS OF SUN GROWTH VARIABLE ANNUITY FUND, INC.

    The undersigned, being the owner of or payee under a variable annuity contract issued by Sun Life Assurance Company of Canada (U.S.), hereby instructs the Insurance Company to cause the shares of Sun Growth Variable Annuity Fund, Inc. allocable to the account identified hereon to be voted at the special meeting (the "Meeting") of stockholders of Sun Growth Variable Annuity Fund, Inc. on December 16, 1996, and at any adjournment thereof, in the manner directed below with respect to the matters described in the notice and accompanying prospectus/proxy statement for said meeting.

    1. Proposal to:

       (a) authorize the transfer of the assets and liabilities of Sun Growth Variable Annuity Fund, Inc. (the "Fund") to the Money Market Series of MFS/Sun Life Series Trust in exchange for shares of the Money Market Series, all in accordance with an Agreement and Plan of Reorganization dated October 1, 1996 between the Fund and MFS/Sun Life Series Trust (the "Agreement"); and

       (b) subject to the consummation of the aforesaid transfer, to authorize the dissolution of the Fund and the distribution on a pro rata basis to the stockholders of the Fund of all shares of the Money Market Series received by the Fund in accordance with the terms of the Agreement.

                   FOR  / /       AGAINST  / /       ABSTAIN  / /

    2. In its discretion, upon such other business as may properly come before the Meeting.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) WILL FOLLOW VOTING INSTRUCTIONS ONLY IF THEY ARE RECEIVED AT LEAST ONE DAY PRIOR TO THE DATE OF THE MEETING. IF NO INSTRUCTIONS ARE SPECIFIED, SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) WILL VOTE THE SHARES IN THE SAME PROPORTION AS THE SHARES FOR WHICH INSTRUCTIONS ARE RECEIVED FROM PERSONS HAVING SUCH RIGHT.

                                          DATED __________________________, 1996
                                          ______________________________________
                                          Signature of owner/payee

                                          Please date and sign exactly as name
                                          appears hereon. Executors,
                                          administrators, trustees, etc., should
                                          so indicate when signing.